Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

18.       Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2011	2010	2009
Germany	$344,267	$303,954	$296,326
United States	1,122,800	1,084,756	904,083
Other	311,292	255,031	255,224
	$1,778,359	$1,643,741	$1,455,633

Income tax expense (benefit) for the years ended December 31, 2011, 2010, and 2009, consisted of the following:

	2011	2010	2009
Current:
Germany	$67,484	$100,635	$68,442
United States	278,634	355,739	318,589
Other	106,087	101,206	81,236
	452,205	557,580	468,267

Deferred:
Germany	14,565	(16,479)	5,041
United States	139,282	52,648	22,498
Other	(4,955)	(15,404)	(5,393)
	148,892	20,765	22,146
	$601,097	$578,345	$490,413

In 2011, 2010 and 2009, the Company is subject to German federal corporation income tax at a base rate of 15% plus a solidarity surcharge of 5.5% on federal corporation taxes payable and a trade tax rate of 12.64%, 12.88% and 13.30% for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the effective trade tax rate on income before income taxes. The respective combined tax rates are 28.46%, 28.71% and 29.13% for the fiscal years ended December 31, 2011, 2010, and 2009, respectively.

	2011	2010	2009

Expected corporate income tax expense	$506,121	$471,836	$423,953
Tax free income	(38,926)	(24,088)	(33,284)
Income from at equity investments	(6,883)	(550)	-
Tax rate differentials	140,079	118,495	96,237
Non-deductible expenses	4,536	6,934	3,947
Taxes for prior years	144	11,994	6,663
Change in valuation allowance	5,544	(2,259)	8,950
Noncontrolling partnership interests	(31,300)	(26,870)	(26,876)
Other	21,782	22,853	10,823
Actual income tax expense	$601,097	$578,345	$490,413
Effective tax rate	33.8%	35.2%	33.7%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2011 and 2010, are presented below:

	2011	2010
Deferred tax assets:
Accounts receivable	$5,943	$28,538
Inventory	42,824	35,172
Property, plant and equipment, intangible and other non current assets	70,652	79,244
Accrued expenses and other liabilities	265,624	257,957
Pensions	87,248	52,773
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	91,402	93,165
Derivatives	60,056	60,199
Stock-based compensation	24,191	24,112
Other	12,586	12,626
Total deferred tax assets	$660,526	$643,786
Less: valuation allowance	(80,418)	(71,799)
Net deferred tax assets	$580,108	$571,987

Deferred tax liabilities:
Accounts receivable	$25,937	$12,549
Inventory	10,899	7,730
Property, plant and equipment, intangible and other non current assets	616,430	522,907
Accrued expenses and other liabilities	24,582	32,747
Other	103,107	81,969
Total deferred tax liabilities	780,955	657,902
Net deferred tax assets (liabilities)	$(200,847)	$(85,915)

The valuation allowance increased by $8,619 in 2011 and by $8,302 in 2010.

The expiration of net operating losses is as follows:

2012	$24,916
2013	14,363
2014	22,917
2015	18,527
2016	41,705
2017	19,262
2018	17,872
2019	13,167
2020	5,049
2021 and thereafter	4,746
Without expiration date	111,705
Total	$294,229

In assessing the realizability of deferred taxes, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized or whether deferred tax liabilities will be reversed. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2011.

The Company provides for income taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2011, the Company provided for $12,853 of deferred tax liabilities associated with earnings that are likely to be distributed in 2012 and the following years. Provision has not been made for additional taxes on $4,289,651 undistributed earnings of foreign subsidiaries as these earnings are considered permanently reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practical. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approx 1.4 percent on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2002 until 2005 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. All proposed adjustments are deemed immaterial. In the fourth quarter of 2011 the tax audit for the years 2006 through 2009 was started. Fiscal years 2010 and 2011 are open to audit.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of its audit for the years 1996 and 1997. The Company filed a complaint with the appropriate German court to challenge the tax authority's decision. In January 2011, the Company reached an agreement with the tax authorities. The additional benefit related to the agreement has been recognized in the financial statements in 2011.

In the U.S., the Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved the right to continue to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, we filed a complaint for a complete refund in the United States District Court for the District of Massachusetts, styled as FMCH v. United States. The court has denied motions for summary judgment by both parties and the litigation is proceeding towards trial. The unrecognized tax benefit relating to these deductions is included in the total unrecognized tax benefit noted below.

The IRS tax audits of FMCH for the years 2002 through 2008 have been completed. On January 23, 2012, the Company executed a closing agreement with the IRS with respect to the 2007-2008 tax audit. The agreement reflected a full allowance of interest deductions on intercompany mandatorily redeemable preferred shares for the 2007-2008 tax years. The agreement evidenced a revocation by the IRS in December of 2011 of an initial disallowance of the deductions on mandatorily redeemable shares for the 2007-2008 tax years that was reflected in an IRS examination report issued on November 21, 2011. The Company also protested the IRS's disallowance of interest deductions associated with mandatorily redeemable shares for the years 2002-2006. Although the Company's protests remain pending before IRS Appeals, the IRS has advised the Company that it will withdraw its disallowance of, and will accordingly permit the deductions associated with, mandatorily redeemable shares for the years 2002-2006. During the IRS tax audit for 2007-2008, the IRS proposed other adjustments which have been recognized in the financial statements

In the U.S., fiscal years 2009, 2010 and 2011 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2011	2010	2009

Balance at January 1, 2011	$375,900	$410,016	$379,327
Increases in unrecognized tax benefits prior periods	24,046	12,782	59,833
Decreases in unrecognized tax benefits prior periods	(24,897)	(11,429)	(13,911)
Increases in unrecognized tax benefits current period	16,157	13,588	7,587
Changes related to settlements with tax authorities	(217,484)	(34,410)	(8,599)
Reductions as a result of a lapse of the statute of limitations	(3,100)	(129)	-
Foreign currency translation	14,207	(14,518)	(14,221)
Balance at December 31, 2011	$184,829	$375,900	$410,016

Included in the balance at December 31, 2011 are $162,010 of unrecognized tax benefits which would affect the effective tax rate if recognized. As a result of the settlement agreement for 1997 noted above, the Company reduced the unrecognized tax benefits at December 31, 2011 by $205,781 and a portion of the reduction was realized as an additional tax benefit in 2011. The Company estimates that the uncertain tax benefit at December 31, 2011 will be reduced by approximately $13,000, due to expected settlements with tax authorities. The Company is currently not in a position to forecast the timing and magnitude of changes in other unrecognized tax benefits.

During the year ended December 31, 2011 the Company recognized $2,525 in interest and penalties. The Company had a total accrual of $60,705 of tax related interest and penalties at December 31, 2011.